Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
5. Financial assets at fair value through profit or loss
5.1. Debt securities

	December 31, 2023	December 31, 2022
Government securities	223,932,573	33,957,345
Private securities - Corporate bonds	2,150,301	—
BCRA Liquidity Bills (1)	—	45,513,297

TOTAL	226,082,874	79,470,642

(1)	Due 01-12-2023

5.2. Derivatives
The Group uses derivatives, not designated in a qualifying hedge relationship, to manage its exposure to foreign currency and interest rate risks. The instruments used include interest rate swaps and forward contracts (net settled in pesos) and options.
The aforementioned instruments are measured at fair value and were recognized in the Consolidated Statement of Financial Position in the item “Derivative instruments”. Changes in fair values were recognized in the Consolidated Statement of Profit or Loss in “Gains on financial assets and liabilities at fair value through profit or loss, net”.

	December 31, 2023	December 31, 2022
Foreign Currency Forwards	8,536,206	6,817,417
Put Options (1)	1,465,694	153,156
Interest Rate Swaps	—	92,737

TOTAL	10,001,900	7,063,310

(1)	The Entity subscribed options according to Communication “A” 7546 issued by the BCRA.
The notional amounts of foreign currency forward transactions, stated in US Dollars (US$) and in Euros, as applicable, as well as the base value of interest rate swaps and put options taken are reported below:

	December 31, 2023	December 31, 2022
Foreign Currency Forwards
Foreign currency forward purchases - US$	169,836	1,165,119
Foreign currency forward sales - US$ (3)	119,093	1,217,856
Foreign currency forward sales - Euros (3)	5,500	1,825
Interest R ate S waps
Fixed rate for floating rate (1)	—	1,500,000
Put Options
Put options taken (2)	142,183,107	4,685,000

(1)	Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.

(2)	See note 10.1

(3)	See note 17.1.
5.3. Equity instruments

	December 31, 2023	December 31, 2022
BYMA - Bolsas y Mercados Argentinos S.A.	2,169,288	1,741,880
Banco de Valores de Buenos Aires S.A.	1,056,648	991,886
Mutual Funds	741,812	12,227,984

TOTAL	3,967,748	14,961,750